Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Provisions [Abstract]
Schedule of Detailed Information of Provisions Explanatory

€million	2025	2024
Non-current	46	3
Current	64	128
Total	110	131

Schedule of Movements of Provisions Explanatory

Movements in each class of provision during the financial year are set out below:

€million	Group tax provision	Restructuring provision	Warranty provision	Other provisions	Total
As at 1 January 2025	34	51	—	46	131
Provisions acquired through business combinations	26	9	25	14	74
Additional provisions recognized	4	56	7	—	67
Unused amounts reversed	(36)	(12)	—	(2)	(51)
Used during the year	(1)	(58)	(5)	(25)	(90)
Reclassifications	2	—	—	(19)	(17)
Impact of currency translation	(3)	(2)	—	(1)	(4)
As at 31 December 2025	26	44	27	13	110

Non-current	23	—	16	7	46
Current	3	44	11	6	64

€million	Group tax provision	Restructuring provision	Other provisions	Total
As at 1 January 2024	59	31	1	91
Additional provisions recognized	4	63	5	72
Unused amounts reversed	—	—	—	—
Used during the year	—	(41)	—	(41)
Reclassifications	(30)	(2)	40	8
Impact of currency translation	1	—	—	1
As at 31 December 2024	34	51	46	131

Non-current	2	—	1	3
Current	32	51	45	128

€million	Group tax provision	Restructuring provision	Other provisions	Total
As at 1 January 2023	58	14	2	74
Additional provisions recognized	7	27	—	34
Unused amounts reversed	—	—	(1)	(1)
Used during the year	—	(10)	—	(10)
Reclassifications	(3)	—	—	(3)
Impact of currency translation	(3)	—	—	(3)
As at 31 December 2023	59	31	1	91

Non-current	2	—	1	3
Current	57	31	—	88